CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 10 - CASH AND CASH EQUIVALENTS

(in millions of Euros)	At June 30, 2020	At December 31, 2019
Cash in bank and on hand	378	184
Total Cash and cash equivalent	378	184

At June 30, 2020, cash in bank and on hand includes a total of €22 million held by subsidiaries that operate in countries where capital control restrictions prevent the balances from being immediately available for general use by the other entities within the Group. At December 31, 2019, the amount subject to these restrictions was €22 million.